Contingent liabilities and financial commitments - additional information (Details) € in Millions, R$ in Millions, $ in Millions, $ in Millions										1 Months Ended		6 Months Ended				12 Months Ended		24 Months Ended		30 Months Ended
	Feb. 10, 2023	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	Mar. 08, 2019 GBP (£)	Mar. 08, 2019 CAD ($)	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$) province Case ACTION Plaintiff	Jun. 30, 2024 GBP (£) Plaintiff Case ACTION	Jun. 30, 2024 CAD ($) Plaintiff Case ACTION	Jun. 30, 2024 USD ($) Plaintiff Case ACTION	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CAD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£) province Case	Dec. 31, 2023 GBP (£)	Jun. 30, 2023 GBP (£)	Mar. 01, 2019 GBP (£)	Mar. 01, 2019 CAD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Canada provinces | province												10										10
Canada provinces for which damages are quantified | province												5										5
Litigation expense included in other operating expense										£ 267,000,000	$ 332.0
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Fox River provision | £																						£ 44,000,000	£ 44,000,000	£ 50,000,000
Sequana | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Payments received from Sequana | £													£ 0
Windward dividend claim | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid																£ 114,500,000	€ 135
Windward dividend claim | Windward | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								£ 146,300,000	$ 185.0
Compensatory damages awarded | Engle progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation expense included in other operating expense																				£ 50,400,000	$ 63.7
Punitive damages awarded | Engle progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation expense included in other operating expense																				£ 31,000,000	$ 39.2
Kalamazoo river
Disclosure Of Commitments And Contingencies [Line Items]
Payments on remediation work		£ 193,800,000	$ 245.0
Kalamazoo river | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Recovery percentage	60.00%
Kalamazoo river | N C R | Georgia Pacific
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment		£ 15,800,000	$ 20.0
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions in lawsuit | ACTION												10	10	10	10
Canada | Imperial Tobacco Canada Ltd | Quebec class actions
Disclosure Of Commitments And Contingencies [Line Items]
Settlement payments				£ 438,000,000	$ 758
Canada | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought													£ 5,800,000,000	$ 10,000
Canada | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought													68,200,000,000	118,000
Canada | Top of range | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Settlement proceeds from judgement																									£ 5,300,000,000	$ 9,200
Ontario
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought													£ 190,800,000,000	$ 330,000
Ontario | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought						£ 5,400,000,000	$ 9,400											£ 161,900,000,000	$ 280,000
Ontario | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought						£ 6,300,000,000	$ 10,900											£ 364,200,000,000	$ 630,000
US - Engle | Engle progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases												252										252
Number of plaintiffs | Plaintiff												311	311	311	311
Number cases filed, not served												4	4	4	4
US - Engle | RJRT or Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases												2	2	2	2
Payment for compensatory and punitive damages													£ 200,000		$ 0.3
Florida | Engle progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap													158,200,000		$ 200.0
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment												R$ 969										£ 138,000,000
Current tax expense (income) and adjustments for current tax of prior periods												R$ 327	£ 47,000,000